Employee Benefits	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Employee Benefits	Employee Benefits
The expenses recognized in relation to defined contribution plan for the years ended December 31, 2023, 2022 and 2021 are Won 2,413 million, Won 2,181 million and Won 2,067 million, respectively. Won 47 million and Won 28 million in relation to the defined benefit plan is recognized as other non-current liabilities as of December 31, 2023 and December 31, 2022, respectively.